Income and Expenses - Schedule of Deferred Taxes (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Deferred tax assets	SFr 24
Deferred tax liabilities		SFr (11)